Federated Hermes Kaufmann Fund
Portfolio of Investments
January 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
	[1]	Communication Services—1.5%
729,820		Playtika Holding Corp.	$ 12,428,834
150,000		Take-Two Interactive Software, Inc.	24,501,000
1,260,000		ZoomInfo Technologies, Inc.	66,603,600
		TOTAL	103,533,434
		Consumer Discretionary—9.3%
320,000	[1]	Airbnb, Inc.	49,270,400
100,000	[1]	Alibaba Group Holding Ltd., ADR	12,579,000
20,000	[1]	Amazon.com, Inc.	59,829,400
15,850	[1]	Chipotle Mexican Grill, Inc.	23,546,443
150,000		Choice Hotels International, Inc.	21,510,000
400,000	[1,2]	DraftKings, Inc.	8,836,000
300,000	[1]	Etsy, Inc.	47,124,000
592,000	[1]	First Watch Restaurant Group, Inc.	8,903,680
610,000	[1]	Fisker, Inc.	7,204,100
700,000	[1]	Floor & Decor Holdings, Inc.	76,104,000
50,000		Home Depot, Inc.	18,349,000
250,000	[1]	Las Vegas Sands Corp.	10,950,000
128,503	[1]	Lululemon Athletica, Inc.	42,889,161
10,000	[1]	Mercadolibre, Inc.	11,320,600
500,000		Moncler S.p.A	31,913,784
24,740,000		NagaCorp Ltd.	19,666,096
400,000	[1]	Planet Fitness, Inc.	35,456,000
369,790	[1,2]	Solo Brands, Inc.	4,126,856
800,000	[1,2]	Sportradar Group AG	10,720,000
30,000		Vail Resorts, Inc.	8,313,000
570,000		Wingstop, Inc.	87,352,500
455,000	[1]	YETI Holdings, Inc.	29,838,900
		TOTAL	625,802,920
		Consumer Staples—1.4%
19,600		Costco Wholesale Corp.	9,900,548
83,500		Estee Lauder Cos., Inc., Class A	26,034,465
150,000	[1]	Freshpet, Inc.	13,954,500
3,000,000	[1,2]	Oatly Group AB, ADR	21,330,000
945,000	[1]	The Duckhorn Portfolio, Inc.	18,862,200
630,000	[1,2]	Zevia PBC	5,040,000
		TOTAL	95,121,713
		Energy—2.1%
400,000		Cheniere Energy, Inc.	44,760,000
2,343,000	[2]	New Fortress Energy, Inc.	51,452,280
191,200		Pioneer Natural Resources, Inc.	41,851,768
		TOTAL	138,064,048
		Financials—9.3%
700,000		Apollo Global Management LLC	49,000,000
591,906		Artisan Partners Asset Management, Inc.	25,576,258
85,350		BlackRock, Inc.	70,237,929
275,000	[2]	Blue Owl Capital, Inc.	3,418,250
9,725,000	[1]	Blue Owl Capital, Inc.	120,881,750

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
60,000	[1]	Coinbase Global, Inc.	$ 11,409,000
1	[1,3]	FA Private Equity Fund IV LP	316,432
4,650,000		FinecoBank Banca Fineco SPA	78,013,064
500,000	[1]	Hamilton Lane Alliance Holdings I, Inc.	4,875,000
745,000		Hamilton Lane, Inc.	67,392,700
1,200,000		KKR & Co., Inc., Class Common	85,392,000
11,300	[1]	Markel Corp.	13,929,962
80,000		MSCI, Inc., Class A	42,889,600
1,416,598		StepStone Group, Inc.	49,595,096
		TOTAL	622,927,041
		Health Care—34.6%
200,000		Abbott Laboratories	25,492,000
622,500	[1,3]	Adagio Therapeutics, Inc.	4,375,323
132,863	[1]	Agilon Health, Inc.	2,202,869
1,167,762	[1,2]	Akouos, Inc.	7,555,420
1,324,024	[1]	Albireo Pharma, Inc.	37,721,444
2,500,000	[1]	Alector, Inc.	39,650,000
380,500	[1]	Alnylam Pharmaceuticals, Inc.	52,356,800
1,266,686	[1]	Amphastar Pharmaceuticals, Inc.	29,247,780
583,075	[1]	AnaptysBio, Inc.	18,640,908
2,000,000	[1]	Annexon, Inc.	15,000,000
1	[3]	Apollo Investment Fund V	85,386
1,878,400	[1,2]	Arcturus Therapeutics Holdings, Inc.	49,082,592
844,286	[1]	Argenx SE	225,086,651
2,265,000	[1]	aTyr Pharma, Inc.	12,887,850
1,125,000	[1]	Avidity Biosciences LLC	18,697,500
972,468	[1]	Avrobio, Inc.	1,886,588
870,000	[1]	Catalent, Inc.	90,419,100
250,000	[1,2]	Century Therapeutics, Inc.	3,257,500
267,745	[1]	Century Therapeutics, Inc.	3,488,717
38,079,337	[3]	CeQur SA	10,494,758
314,099	[1]	Cerevel Therapeutics Holdings	8,179,138
861,000	[1,2]	ContraFect Corp.	2,419,410
4,393,479	[1]	Corcept Therapeutics, Inc.	82,465,601
232,000	[1,2]	CRISPR Therapeutics AG	14,790,000
490,000		Danaher Corp.	140,037,100
135,186	[1,2]	Definitive Healthcare Corp.	2,957,870
296,000	[1]	Dexcom, Inc.	127,422,080
8,000,000	[1,2]	Dynavax Technologies Corp.	103,760,000
267,000	[1]	Edwards Lifesciences Corp.	29,156,400
317,297	[1,2]	Evotec SE, ADR	6,330,075
121,800	[1]	Fate Therapeutics, Inc.	5,055,918
1,000,000	[1,2]	Frequency Therapeutics, Inc.	5,370,000
205,800	[1]	Frequency Therapeutics, Inc.	1,105,146
255,181	[1]	Galapagos NV	15,692,543
5,000,000	[1,2]	Gamida Cell Ltd.	16,650,000
140,000	[1]	Genmab A/S	47,561,747
576,734	[1]	Genmab A/S, ADR	19,655,095
1,000,000	[1,2]	Gossamer Bio, Inc.	9,590,000
679,512	[1,2]	Gracell Biotechnologies, Inc., ADR	2,412,268
320,970	[1,2]	Graphite Bio, Inc.	2,997,860
880,800	[1]	IDEAYA Biosciences, Inc.	14,594,856

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
39,300	[1]	IDEXX Laboratories, Inc.	$ 19,936,890
94,700	[1]	Illumina, Inc.	33,033,254
400,000	[1]	Immatics N.V.	4,036,000
340,600	[1]	Immatics N.V.	3,436,654
255,000	[1]	Insulet Corp.	63,240,000
182,976	[1]	Intellia Therapeutics, Inc.	17,304,040
74,700	[1]	Intuitive Surgical, Inc.	21,228,246
539,071	[1]	Jasper Therapeutics, Inc.	2,549,806
591,140	[1,2]	Kaleido Biosciences, Inc.	1,040,406
272,811	[1]	Karuna Therapeutics, Inc.	30,298,390
164,133	[1,3]	Laronde, Inc.	3,658,918
1	[1,3]	Latin Healthcare Fund	287,839
1,036,000	[1,2]	Legend Biotech Corp., ADR	44,175,040
342,392	[1,2]	Lyell Immunopharma, Inc.	1,944,787
1,600,000	[1,2]	Merus NV	39,376,000
5,200,000	[1]	Minerva Neurosciences, Inc.	4,292,080
51,000	[1]	Mirati Therapeutics, Inc.	6,084,300
1,329,200	[1,2]	Molecular Partners AG	36,499,340
240,040	[1,2]	Molecular Partners AG, ADR	6,565,094
50,000	[1]	Morphic Holding, Inc.	2,121,500
300,000	[1]	Natera, Inc.	21,195,000
605,460	[1]	NeoGenomics, Inc.	13,647,068
530,000	[1]	Orchard Therapeutics PLC	540,600
6,930,000	[1]	Orchard Therapeutics PLC, ADR	7,068,600
2,100,000	[1]	Otonomy, Inc.	4,221,000
258,387	[1]	Privia Health Group, Inc.	5,498,475
13,560,000	[1]	Regulus Therapeutics, Inc.	3,345,252
200,000	[1]	Repligen Corp.	39,668,000
1,525,000	[1]	Rezolute, Inc.	6,801,500
1,413,600	[1,2]	Rhythm Pharmaceuticals, Inc.	10,474,776
330,000	[1]	Rubius Therapeutics, Inc.	2,227,500
358,200	[1]	Sarepta Therapeutics, Inc.	25,636,374
1,372,749	[1,2]	Scynexis, Inc.	6,726,470
6,000,000	[1]	Seres Therapeutics, Inc.	50,040,000
959,018	[1,3]	Soteira, Inc.	0
59,700		Stryker Corp.	14,808,585
461,000	[1]	Surgery Partners, Inc.	19,670,870
1,972,500	[1]	Talkspace, Inc.	2,919,300
673,200	[1]	Tandem Diabetes Care, Inc.	79,511,652
700,000	[1]	Turning Point Therapeutics, Inc.	26,061,000
1,680,000	[1]	Ultragenyx Pharmaceutical, Inc.	117,482,400
580,000	[1]	UniQure N.V.	10,469,000
555,000	[1]	Veeva Systems, Inc.	131,279,700
500,000	[1,2]	Verve Therapeutics, Inc.	14,410,000
840,000	[1]	Zai Lab Ltd., ADR	41,722,800
435,000	[1]	Zentalis Pharmaceuticals, LLC	24,829,800
		TOTAL	2,327,196,599
		Industrials—10.0%
840,047	[1]	Azek Co., Inc.	27,746,752
550,000	[1,2]	Azul S.A., ADR	9,108,000
1,320,000	[1]	CoStar Group, Inc.	92,611,200
1,025,000	[1]	Fluence Energy, Inc.	19,167,500

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
244,000	[1]	Generac Holdings, Inc.	$ 68,900,720
1,003,600	[1]	GXO Logistics, Inc.	81,502,356
318,000		HEICO Corp.	43,372,020
450,000		IHS Markit Ltd.	52,555,500
782,500		Ingersoll-Rand, Inc.	43,984,325
545,000	[1]	Mercury Systems, Inc.	31,021,400
473,300		Trane Technologies PLC	81,928,230
675,900	[1]	Trex Co., Inc.	61,824,573
700,000	[1]	Upwork, Inc.	19,040,000
600,000	[1]	XPO Logistics, Inc.	39,702,000
		TOTAL	672,464,576
		Information Technology—19.2%
37,600	[1]	Adobe, Inc.	20,089,680
1,165,000	[1]	Advanced Micro Devices, Inc.	133,101,250
200,000	[1]	Anaplan, Inc.	9,656,000
100,400	[1]	Ansys, Inc.	34,137,004
117,600	[1]	Avalara, Inc.	12,891,312
110,000	[1,2]	Cerence, Inc.	6,983,900
400,000	[1]	Coupa Software, Inc.	53,708,000
299,955	[1,2]	CS Disco, Inc.	10,294,456
100,000	[1]	DocuSign, Inc.	12,577,000
300,000	[1]	Domo, Inc.	14,088,000
660,300	[1]	Envestnet, Inc.	48,822,582
225,000	[1,2]	Everbridge, Inc.	11,502,000
1,059,322	[1,3]	Expand Networks Ltd.	0
1,400,000	[1,2]	GDS Holdings Ltd., ADR	61,432,000
1,945,000	[1]	IronSource Ltd.	13,439,950
200,000	[1]	IronSource Ltd.	1,382,000
1,260,000		Marvell Technology, Inc.	89,964,000
1,725,000	[1]	Nexi SpA	25,243,051
425,000	[1]	Q2 Holdings, Inc.	27,731,250
1,000,000	[1]	Qualtrics International, Inc.	29,270,000
300,000	[1]	Radware Ltd.	10,089,000
560,000	[1]	Rapid7, Inc.	53,944,800
100,000	[1]	Salesforce.com, Inc.	23,263,000
3,751	[1,3]	Sensable Technologies, Inc.	0
225,000	[1]	ServiceNow, Inc.	131,800,500
180,000	[1]	Shopify, Inc.	173,563,200
505,700	[1]	Smartsheet, Inc.	31,464,654
375,000	[1]	Splunk, Inc.	46,470,000
175,500	[1]	Tyler Technologies, Inc.	83,151,900
242,000	[1]	Unity Software, Inc.	25,446,300
1,500,000	[1]	WM Technology, Inc.	7,605,000
360,000	[1]	Workday, Inc.	91,083,600
		TOTAL	1,294,195,389
		Materials—6.6%
1,500,000	[2]	Agnico Eagle Mines Ltd.	71,670,000
2,800,000		Barrick Gold Corp.	53,620,000
315,300		Eagle Materials, Inc.	45,986,505
1,425,000		Newmont Corp.	87,167,250
192,200		Scotts Miracle-Gro Co.	29,060,640
387,861		Sherwin-Williams Co.	111,126,055

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
470,000		Westlake Chemical Corp.	$ 46,365,500
		TOTAL	444,995,950
		Real Estate—3.6%
350,000		Americold Realty Trust	9,957,500
100,000		Avalonbay Communities, Inc.	24,423,000
170,000		Crown Castle International Corp.	31,026,700
200,000		Invitation Homes, Inc.	8,396,000
1,050,000		MGM Growth Properties LLC	40,824,000
230,000		ProLogis, Inc.	36,068,600
270,000	[1]	Ryman Hospitality Properties	23,868,000
650,000		STAG Industrial, Inc.	27,774,500
200,000		Sun Communities, Inc.	37,792,000
		TOTAL	240,130,300
		Utilities—0.3%
300,000		NextEra Energy, Inc.	23,436,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,113,989,213)	6,587,867,970
		PREFERRED STOCKS—0.1%
		Health Care—0.1%
1,240,000		Regulus Therapeutics, Inc.	3,059,080
	[1,3]	Information Technology—0.0%
679,348		Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,464,001)	3,059,080
	[1]	WARRANTS—0.2%
		Financials—0.0%
333,333		Hamilton Lane Alliance Holdings I, Inc., Warrants 1/8/2026	169,983
		Health Care—0.2%
801,900		Catabasis Pharmaceuticals, Inc., Warrants 6/22/2023	60,303
421,550		Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	103,912
3,445,000		ContraFect Corp., Warrants 7/25/2022	0
377,500		Dynavax Technologies Corp., Warrants 2/12/2022	3,197,576
170,300		Immatics N.V., Warrants 12/31/2025	458,107
200,970		Rezolute, Inc., Warrants 10/8/2027	537,093
56,800		Rezolute, Inc., Warrants 1/1/2099	253,328
101,700		Scynexis, Inc., Warrants 3/8/2023	11,431
853,000		Scynexis, Inc., Warrants 5/21/2024	1,243,759
1,706,000		Scynexis, Inc., Warrants 1/1/2099	8,359,400
		TOTAL	14,224,909
		TOTAL WARRANTS (IDENTIFIED COST $11,811,233)	14,394,892
		INVESTMENT COMPANIES—4.6%
52,789,742		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4]	52,789,742
256,579,754		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[4]	256,554,096
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $309,328,441)	309,343,838
		TOTAL INVESTMENT IN SECURITIES—102.8% (IDENTIFIED COST $4,444,592,888)	6,914,665,780
		OTHER ASSETS AND LIABILITIES - NET—(2.8)%[5]	(185,742,472)
		TOTAL NET ASSETS—100%	$6,728,923,308

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended January 31, 2022, were as follows:
Affiliated	Value as of 10/31/2021	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 1/31/2022	Shares Held as of 1/31/2022	Dividend Income*
Financials:
StepStone Group, Inc.	$66,551,774	$—	$—	$(16,956,678)	$—	$49,595,096	1,416,598	$212,490
Health Care:
Akouos, Inc.	$10,883,542	$—	$—	$(3,328,122)	$—	$7,555,420	1,167,762	$—
Albireo Pharma, Inc.	$38,687,981	$—	$—	$(966,537)	$—	$37,721,444	1,324,024	$—
Alector, Inc.	$54,350,000	$—	$—	$(14,700,000)	$—	$39,650,000	2,500,000	$—
Amphastar Pharmaceuticals, Inc.	$23,661,694	$—	$—	$5,586,086	$—	$29,247,780	1,266,686	$—
AnaptysBio, Inc.	$19,183,168	$—	$—	$(542,260)	$—	$18,640,908	583,075	$—
Annexon, Inc.	$16,310,000	$8,027,243	$—	$(9,337,243)	$—	$15,000,000	2,000,000	$—
Arcturus Therapeutics Holdings, Inc.	$61,959,080	$20,119,736	$—	$(32,996,224)	$—	$49,082,592	1,878,400	$—
aTyr Pharma, Inc.	$19,456,350	$—	$—	$(6,568,500)	$—	$12,887,850	2,265,000	$—
Avidity Biosciences LLC	$25,312,500	$—	$—	$(6,615,000)	$—	$18,697,500	1,125,000	$—
Avrobio, Inc.	$5,465,270	$—	$—	$(3,578,682)	$—	$1,886,588	972,468	$—
ContraFect Corp.	$3,245,970	$—	$—	$(826,560)	$—	$2,419,410	861,000	$—
ContraFect Corp., Warrants 7/25/2022	$689	$—	$—	$(689)	$—	$—	3,445,000	$—
Dynavax Technologies Corp.	$149,922,778	$8,989,582	$—	$(55,152,360)	$—	$103,760,000	8,000,000	$—
Dynavax Technologies Corp., Warrants 2/12/2022	$5,847,135	$—	$—	$(2,649,559)	$—	$3,197,576	377,500	$—
Frequency Therapeutics, Inc.	$6,280,000	$—	$—	$(910,000)	$—	$5,370,000	1,000,000	$—
Frequency Therapeutics, Inc.	$1,292,424	$—	$—	$(187,278)	$—	$1,105,146	205,800	$—
Gamida Cell Ltd.	$16,941,664	$2,092,206	$—	$(2,383,870)	$—	$16,650,000	5,000,000	$—
IDEAYA Biosciences, Inc.	$18,884,352	$—	$—	$(4,289,496)	$—	$14,594,856	880,800	$—
Merus NV	$42,075,000	$2,850,000	$—	$(5,549,000)	$—	$39,376,000	1,600,000	$—
Minerva Neurosciences, Inc.	$7,280,000	$—	$—	$(2,987,920)	$—	$4,292,080	5,200,000	$—
Molecular Partners AG	$14,685,827	$15,513,589	$—	$6,299,924	$—	$36,499,340	1,329,200	$—
Molecular Partners AG, ADR	$1,982,723	$3,753,838	$—	$828,533	$—	$6,565,094	240,040	$—
Orchard Therapeutics PLC	$1,017,600	$—	$—	$(477,000)	$—	$540,600	530,000	$—
Orchard Therapeutics PLC, ADR	$13,305,600	$—	$—	$(6,237,000)	$—	$7,068,600	6,930,000	$—
Otonomy, Inc.	$4,410,000	$—	$—	$(189,000)	$—	$4,221,000	2,100,000	$—
Rezolute, Inc.	$9,760,000	$—	$—	$(2,958,500)	$—	$6,801,500	1,525,000	$—
Rezolute, Inc., Warrants 10/8/2027	$1,113,394	$—	$—	$(576,301)	$—	$537,093	200,970	$—
Rezolute, Inc., Warrants 1/1/2099	$363,520	$—	$—	$(110,192)	$—	$253,328	56,800	$—
Rhythm Pharmaceuticals, Inc.	$4,760,536	$10,437,734	$—	$(4,723,494)	$—	$10,474,776	1,413,600	$—
Scynexis, Inc.	$2,603,942	$5,331,250	$—	$(1,208,722)	$—	$6,726,470	1,372,749	$—
Scynexis, Inc., Warrants 3/8/2023	$15,265	$—	$—	$(3,834)	$—	$11,431	101,700	$—
Scynexis, Inc., Warrants 5/21/2024	$1,270,970	$—	$—	$(27,211)	$—	$1,243,759	853,000	$—
Scynexis, Inc., Warrants 1/1/2099	$8,547,060	$—	$—	$(187,660)	$—	$8,359,400	1,706,000	$—
Seres Therapeutics, Inc.	$36,480,000	$—	$—	$13,560,000	$—	$50,040,000	6,000,000	$—
Soteira, Inc.	$—	$—	$—	$—	$—	$—	959,018	$—
Talkspace, Inc.**	$6,785,400	$—	$—	$(3,866,100)	$—	$2,919,300	1,972,500	$—
Ultragenyx Pharmaceutical, Inc.	$140,985,600	$—	$—	$(23,503,200)	$—	$117,482,400	1,680,000	$—
UniQure N.V.**	$35,408,029	$—	$(12,241,695)	$(3,308,359)	$(9,388,975)	$10,469,000	580,000	$—
Information Technology:
Domo, Inc.	$26,505,000	$—	$—	$(12,417,000)	$—	$14,088,000	300,000	$—
WM Technology, Inc.**	$22,980,600	$—	$(4,430,108)	$(11,600,600)	$655,108	$7,605,000	1,500,000	$—
Affiliated issuers no longer in the portfolio at period end	$5,085,236	$—	$(2,321,873)	$8,612,935	$(11,376,298)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$931,657,673	$77,115,178	$(18,993,676)	$(207,032,673)	$(20,110,165)	$762,636,337	74,419,690	$212,490

*	A portion of the amount shown may have been recorded when the Fund did not have ownership of at least 5% of the voting shares.
**	At January 31, 2022, the Fund no longer has ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2021	$66,719,105	$608,215,159	$674,934,264
Purchases at Cost	$228,273,798	$395,441,791	$623,715,589
Proceeds from Sales	$(242,203,161)	$(746,955,895)	$(989,159,056)
Change in Unrealized Appreciation/Depreciation	N/A	$(24,071)	$(24,071)
Net Realized Gain/(Loss)	N/A	$(122,888)	$(122,888)
Value as of 1/31/2022	$52,789,742	$256,554,096	$309,343,838
Shares Held as of 1/31/2022	52,789,742	256,579,754	309,369,496
Dividend Income	$3,710	$45,409	$49,119

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$208,887,409	$195,432,439

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$5,316,345,482*	$—	$8,723,898	$5,325,069,380
International	788,320,099	463,983,733	10,494,758	1,262,798,590
Preferred Stocks
Domestic	3,059,080	—	0	3,059,080
Debt Securities:
Warrants	881,418	13,513,474	—	14,394,892
Investment Companies	309,343,838	—	—	309,343,838
TOTAL SECURITIES	$6,417,949,917	$477,497,207	$19,218,656	$6,914,665,780

*
Includes $5,407,959 transferred from Level 3 to Level 1 because fair values were determined using valuation techniques utilizing a quotable price in an active market. This transfer represents the value of the security at the beginning of the period.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt